Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Acrued Income Taxes Abstract
Schedule of Components of the Provision for Income Taxes	Components of the provision for income taxes for the years ended December 31, 2023 and 2022 were as follows:
	2023	2022
Current	$—	$—
Deferred	—	—
Total	$—	$—

Schedule of Reconcilation of Tax Expense	The following table represents a reconciliation of the tax expense computed at the statutory federal rate and the Company’s tax expense for the years ending December 31, 2023 and 2022:
	2023		2022
Tax expense (benefit) at statutory rate	$(2,229,000)	21.0%	$(3,193,000)	21.0%
State income tax expense (benefit), net of federal tax effect	(377,000)	3.6%	(162,000)	1.1%
Change in valuation allowance on deferred tax assets	2,360,000	-22.2%	3,355,000	-22.1%
Stock award forfeiture	440,000	-4.3%	—	-0.0%
Change in deferred tax rate	(102,000)	1.0%	—	0.0%
Return to provision adjustments	(92,000)	0.9%	—	0.0%
Income tax expense (benefit)	$—	0.0%	$—	0.0%

Schedule of Deferred Tax Assets	The tax effects of temporary differences and carry forwards that give rise to significant portions of the deferred tax assets are as follows:
	December 31, 2023	December 31, 2022
Deferred tax assets:
Deferred revenue	$1,000	$3,000
Amortization	1,000	1,000
Stock based compensation	120,000	868,000
Net operating losses	5,686,000	3,002,000
Inventory reserve	27,000	—
Accrued expenses	407,000	—
Prepaid expenses	(8,000)	—
Valuation allowance	(6,234,000)	(3,874,000)
Net deferred tax assets:	$—	$—